Average Annual Total Returns - Class P3 Shares - Voya Small Company Fund	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I After tax on distributions 1 Yr	Class I After tax on distributions 5 Yrs	Class I After tax on distributions 10 Yrs	Class I After tax on distributions Since Inception	Class I After tax on distributions with sale 1 Yr	Class I After tax on distributions with sale 5 Yrs	Class I After tax on distributions with sale 10 Yrs	Class I After tax on distributions with sale Since Inception	Russell 2000® Index 1 Yr		Russell 2000® Index 5 Yrs		Russell 2000® Index 10 Yrs		Russell 2000® Index Since Inception
Total	12.20%	10.28%	10.02%		Jan. 04, 2094	12.16%	8.17%	7.79%		6.94%	7.52%	7.50%		19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.